Financial Derivative Contracts and Hedge Accounting - Schedule of the Hedged Items and the Hedging Instrument at Fair Value (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 201,150	$ 2,061,015
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,341,607	2,236,846
Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	87,910	74,894
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,253,697	2,161,952
Fair Value Hedges [Member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,341,607	2,161,108
Fair Value Hedges [Member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	489,986	663,053
Fair Value Hedges [Member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	117,369	26,289
Fair Value Hedges [Member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	280,854	255,652
Fair Value Hedges [Member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,365,488	1,216,114
Fair Value Hedges [Member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	87,910
Fair Value Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	373,480	201,193
Fair Value Hedges [Member] | 1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	87,910
Fair Value Hedges [Member] | 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	285,570	201,193
Fair Value Hedges [Member] | 1 year [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	373,480	201,449
Fair Value Hedges [Member] | 1 year [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	189,282	162,429
Fair Value Hedges [Member] | 1 year [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,288
Fair Value Hedges [Member] | 1 year [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		9,950
Fair Value Hedges [Member] | 1 year [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,000	29,070
Fair Value Hedges [Member] | 1 year [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	87,910
Fair Value Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	356,312	596,281
Fair Value Hedges [Member] | 1 - 3 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		74,894
Fair Value Hedges [Member] | 1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	356,312	521,387
Fair Value Hedges [Member] | 1 - 3 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	356,312	520,287
Fair Value Hedges [Member] | 1 - 3 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	69,215	242,180
Fair Value Hedges [Member] | 1 - 3 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	85,802	20,472
Fair Value Hedges [Member] | 1 - 3 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	77,295	187,635
Fair Value Hedges [Member] | 1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	124,000	70,000
Fair Value Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	595,941	471,187
Fair Value Hedges [Member] | 3 to 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	595,941	471,187
Fair Value Hedges [Member] | 3 to 6 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	595,941	471,187
Fair Value Hedges [Member] | 3 to 6 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	24,674	16,753
Fair Value Hedges [Member] | 3 to 6 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,279	5,817
Fair Value Hedges [Member] | 3 to 6 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	104,211	20,540
Fair Value Hedges [Member] | 3 to 6 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	461,777	428,077
Fair Value Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,015,874	968,185
Fair Value Hedges [Member] | Over 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,015,874	968,185
Fair Value Hedges [Member] | Over 6 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,015,874	968,185
Fair Value Hedges [Member] | Over 6 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	206,815	241,691
Fair Value Hedges [Member] | Over 6 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	99,348	37,527
Fair Value Hedges [Member] | Over 6 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 709,711	$ 688,967